Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation expenses									$ 4,570	$ 1,605	$ 1,031
Cost of revenues [Member]
Stock-based compensation expenses	191	159	147	126	72	70	61	61	623	264	187
Sales and marketing [Member]
Stock-based compensation expenses	231	189	187	167	94	81	60	39	774	274	123
Research and development [Member]
Stock-based compensation expenses	167	131	122	107	68	64	66	59	527	257	195
General and administrative [Member]
Stock-based compensation expenses	$ 894	$ 622	$ 612	$ 518	$ 249	$ 197	$ 189	$ 175	$ 2,646	$ 810	$ 526